INCOME TAX -Deferred income tax (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating losses carryforwards	$ 186,642	$ 78,971
Accrued expenses	22,664	23,271
Deferral of tax deduction of R&D expenses	308,850	263,384
Operating lease liabilities	31,633	29,201
Exchangeable notes	5,061	3,532
Mandatorily redeemable noncontrolling interest		1,463
Convertible notes	3,620	1,289
Deferral of tax deduction of advertising expenses	10,054	6,404
Property, equipment and software	2,908	364
Equity investments	843	667
Deferred revenue	19,102	1,619
Total gross deferred tax assets	591,377	410,165
Valuation allowance on deferred tax assets	(390,737)	(202,715)	$ (32,914)	$ (3,130)
Deferred tax assets, net of valuation allowance	200,640	207,450
Deferred tax liabilities:
Property, equipment and software	(3,430)	(285)
Derivative asset	(17)
Government grants	(155,717)	(178,090)
Operating lease right-of-use assets	(41,476)	(29,201)
Total deferred tax liabilities	$ (200,640)	(207,576)
Net deferred tax liabilities		(126)
Deferred tax liabilities		(126)
Net deferred tax liabilities		$ 126